SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Interest withdrawn from trust account	$ 716,788		$ 716,788
Unrecognized tax benefits	0		0	$ 0
Amount accrued for payment of interest and penalties	$ 0		$ 0	$ 0
Initial Public Offering and private placement warrants sold	3,586,250		3,586,250
Initial Public Offering and private placement rights sold	717,250		717,250
Common stock	600,000		600,000
Warrants to purchase	$ 300,000		$ 300,000
Common stock and rights convert	60,000		60,000
Federal depository insurance coverage	$ 250,000		$ 250,000
U.S federal statutory income tax rate	25.00%	25.00%	21.00%	21.00%
US Treasury Securities
Summary Of Significant Accounting Policies [Line Items]
Interest withdrawn from trust account	$ 716,788		$ 716,788
Withdrawn from trust account	$ 0		$ 161,430